Condensed Consolidated Balance Sheets Unaudited - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 438,052	$ 439,488	$ 164,944
Investments	209,757	218,218	39,954
Accounts receivable, net	21,906	17,074	17,449
Inventory	14,236	11,213	7,020
Deferred costs of services		462	1,450
Prepaid expenses and other current assets	5,623	5,097	1,158
Total current assets	689,574	691,552	231,975
Non-current inventory	2,822	4,085	6,024
Property and equipment, net of accumulated depreciation of $15,773 and $15,244 as of March 31, 2022 and December 31, 2021, respectively	11,873	9,557	3,913
Other long-term assets	8,906	908	378
Total assets	713,175	706,102	242,290
Current liabilities
Accounts payable	18,158	15,089	7,064
Accrued liabilities	6,042	11,109	6,310
Deferred revenue	2,468	3,021	1,762
Deferred rent		66	238
Current portion of long-term debt			2,423
Other current liabilities	985	66
Total current liabilities	27,653	29,285	17,797
Warrant liabilities	22,541	35,181
Earn-out liability	10,423	26,885
Deferred revenue, net of current portion	32,102	2,364	3,415
Convertible debt			1,926
Long-term debt			32,326
Other long-term liabilities	3,147	363	909
Total liabilities	95,866	94,078	56,373
Commitments and contingencies (Note 8)
Stockholders’ equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding at March 31, 2022 and December 31, 2021
Common stock, $0.0001 par value; 600,000,000 shares authorized; 182,176,926 and 181,552,241 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively	18	18	11
Additional paid-in capital	1,120,910	1,110,991	597,274
Accumulated other comprehensive loss	(727)	(72)	(2)
Accumulated deficit	(502,892)	(498,913)	(411,366)
Total stockholders’ equity	617,309	612,024	185,917
Total liabilities and stockholders’ equity	$ 713,175	$ 706,102	$ 242,290